Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Pertinent Lease Information
Other pertinent lease information for the three and nine months ended September 30, 2023 and 2022 is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Operating lease costs	$285	$245	$834	$644
Short-term lease costs	5	5	17	9
Variable lease costs	52	58	211	153
Operating cash flows paid for amounts in the measurement of operating lease liabilities	284	261	815	708
Operating lease assets obtained in exchange for lease obligations	62	1,370	936	1,686

Other pertinent lease information is as follows (in thousands):

December 31, 2022
Operating lease costs	$918
Short-term lease costs	14
Variable lease costs	191
Operating cash flows paid for amounts in the measurement of operating lease liabilities	807
Operating lease assets obtained in exchange for lease obligations	1,677

Schedule of Future Commitments Under Non-cancelable Operating Lease Agreements
Future commitments under
non-cancelable
operating lease agreements as of September 30, 2023 are as follows (in thousands):

2023	$287
2024	1,158
2025	1,102
2026	729
2027	640
Thereafter	108

Total lease payments	$4,024
Less: present value adjustment	(637)

Total lease liabilities	3,387
Less: current lease liability	(873)

Long-term operating lease liabilities	$2,514

Future commitments under
non-cancelable
operating lease agreements are as follows (in thousands):

2023	$1,148
2024	935
2025	650
2026	497
2027	375
Thereafter	49

Total lease payments	$3,654
Less: present value adjustment	(586)

Present value of total lease liabilities	3,068
Less: current lease liability	(905)

Long-term operating lease liabilities	$2,163

Schedule of New Accounting Pronouncements
The following table summarizes (in thousands) the impact of the adoption of the new lease accounting guidance on the Company’s consolidated balance sheets as of January 1, 2022, as if the previous accounting guidance was in effect for comparison purposes. There was no
impact to the consolidated statement of operations and comprehensive loss or the consolidated statement of cash flows for the year ended December 31, 2022, as such, no
impact information was provided.

	December 31, 2021		January 1, 2022
	Balance as Reported under ASC 840	Effect of Adopting ASC 842	Beginning Balance under ASC 842
Total assets	$39,351	$1,892	$41,243
Total liabilities	34,514	1,894	36,408
Total equity	(34,285)	(2)	(34,287)

Schedule of Future Minimum Annual Lease Payments
Total rent expense for all of the Company’s facilities was $0.7 million for the year ended December 31, 2021. Future minimum annual lease payments as of December 31, 2021, under noncancelable leases are as follows (in thousands):

2022	$822
2023	674
2024	455
2025	212
2026	212
Thereafter	123

Total Future Minimum Lease Payments	$2,498